CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue (including revenue from related parties of RMB142,477, RMB145,442 and RMB573,158 for the years ended December 31,2019, 2020 and 2021, respectively)	¥ 4,477,929	$ 702,685	¥ 3,961,962	¥ 8,616,784
Operating costs and expenses:
Sales and marketing (including expenses from related parties of RMB434,875, RMB111,550 and RMB1,548 for the years ended December 31, 2019, 2020 and 2021, respectively)	(1,553,344)	(243,754)	(1,905,095)	(4,457,353)
Origination, servicing and other operating costs (including costs from related parties of RMB409,287, RMB718,734 and RMB354,985 for the years ended December 31, 2019, 2020 and 2021, respectively)	(760,858)	(119,395)	(1,104,682)	(665,083)
General and administrative (including expenses from related parties of RMB122,338, RMB192,934 and RMB135,118 for the years ended December 31, 2019, 2020 and 2021, respectively)	(506,240)	(79,440)	(630,555)	(741,268)
Allowance for contract assets, receivables and others	(370,154)	(58,085)	(371,629)	(1,625,051)
Loss of disposal			(655,839)
Total operating costs and expenses	(3,190,596)	(500,674)	(4,667,800)	(7,488,755)
Other income/(expenses):
Interest income/(expenses), net	(73,383)	(11,515)	61,623	73,367
Fair value adjustments related to the consolidated ABFE	(37,442)	(5,875)	(143,988)	3,866
Gain on disposal of loan receivables and other beneficial rights				159,392
Other income, net	26,665	4,183	14,844	32,365
Total other income/(expenses), net	(84,160)	(13,207)	(67,521)	268,990
Income/(loss) before provision for income taxes	1,203,173	188,804	(773,359)	1,397,019
Income tax (expenses)/benefits	(170,189)	(26,706)	80,611	(239,228)
Share of results of equity investees				(2,180)
Net income/(loss)	¥ 1,032,984	$ 162,098	¥ (692,748)	¥ 1,155,611
Basic net income/(loss) per share | (per share)	¥ 6.1113	$ 0.9590	¥ (3.8422)	¥ 6.2391
Weighted average number of ordinary shares outstanding, basic | shares	169,029,826	169,029,826	180,301,898	185,219,586
Diluted net income/(loss) per share | (per share)	¥ 6.0554	$ 0.9502	¥ (3.8422)	¥ 6.1951
Weighted average number of ordinary shares outstanding, diluted | shares	170,590,203	170,590,203	180,301,898	186,535,464